Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventories
Summary of inventories

	March 31,	December 31,
	2024	2023

Infrared cameras	$4,334	$4,955
Replacement, maintenance, and spare parts	1,230	1,975
Inventories, current	$5,564	$6,930

Infrared cameras	$440	$389
Replacement, maintenance, and spare parts	1,104	254
Inventories, noncurrent	$1,544	$643
Total inventories	$7,108	$7,573

	December 31,
	2023	2022
Infrared cameras	$4,955	$5,904
Replacement, maintenance, and spare parts	1,975	3,730
Inventories, current	$6,930	$9,634
Infrared cameras	$389	$—
Replacement, maintenance, and spare parts	254	—
Inventories, noncurrent	$643	$—
Total inventories	$7,573	$9,634

Summary of amount of inventory write-downs to net realizable value

	December 31,
	2023	2022
Amount of inventory write-down to net realizable value	$1,689	$—